SCHEDULE OF WARRANT ACTIVITY (Details) - Warrant [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Beginning balance	4,549,375	4,549,375	4,549,375
Weighted Average Exercise Price Warrants Outstanding, Beginning	$ 11.5	$ 11.5	$ 11.5
Remaining Contractual Term	4 years 6 months 10 days	5 years 6 months 10 days	4 years 6 months 10 days	5 years 6 months 10 days
Aggregate Intrinsic Value, Beginning
Warrant for Common Shares, Warrants Vested and exercisable	4,549,375	4,549,375
Weighted Average Exercise Price, Warrants Vested and exercisable	$ 11.5	$ 11.5
Aggregate Intrinsic Value, Warrants Vested and exercisable
Warrant for Common Shares, Granted
Weighted Average Exercise Price, Granted
Warrant for Common Shares, Exercised
Weighted Average Exercise Price, Exercised
Warrant for Common Shares, Forfeited, cancelled, expired	(5)
Weighted Average Exercise Price, Forfeited, cancelled, expired
Warrants Outstanding, ending balance	4,549,370	4,549,375	4,549,375	4,549,375
Weighted Average Exercise Price Warrants Outstanding, Ending	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Aggregate Intrinsic Value, Ending
Warrant for Common Shares, Warrants Vested and exercisable	4,549,370	4,549,375
Weighted average remaining contractual life Warrants Vested and exercisable	$ 11.5	$ 11.5
Remaining Contractual Term, Warrants Vested and exercisable	4 years 6 months 10 days	5 years 6 months 10 days
Aggregate Intrinsic Value, Warrants Vested and exercisable